SHAREHOLDERS' EQUITY (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021 $ / shares shares	Sep. 30, 2021 vote $ / shares shares	Dec. 31, 2020 vote $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 23, 2021 $ / shares	Feb. 16, 2021 $ / shares	Dec. 31, 2019 $ / shares shares	Dec. 10, 2012 $ / shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares) | shares		75,254,333	75,254,333				75,254,333
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001				$ 0.001	$ 0.001
Ordinary shares, shares outstanding (in shares) | shares		14,272,521	12,170,929				11,941,841
Ordinary shares, shares issued (in shares) | shares		15,704,059	13,602,467				13,373,379
ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Preference shares, shares authorized (in shares) | shares		5,000,000	5,000,000
Preference shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preference shares, shares issued (in shares) | shares		0	0
Preference shares, shares outstanding (in shares) | shares		0	0
Business combination share conversion ratio			1
Exercisable term from closing of business combination		30 days	30 days
Exercisable term, from closing Of public offering		1 year	1 year
Expiration term of warrant (in years)		5 years	5 years
Threshold period for filling registration statement after business combination		20 days
Threshold for exercise of stock warrants after a business combination (days)	60 days
Percentage of gross proceeds on total equity proceeds		60.00%	60.00%
Volume weighted average trading price, term		10 days	10 days
Adjustment of exercise price of warrants as a percent, based on market value		115.00%
Adjustment of redemption price of warrants as a percent based on market value		180.00%
Threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination		30 days
Minimum conversion rate for founders shares		1
ION Acquisition Corp 2 LTD | Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares) | shares	500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Number of votes for each share | vote		1	1
Ordinary shares, shares outstanding (in shares) | shares		25,300,000	0
Ordinary shares, shares issued (in shares) | shares		25,300,000	0
Aggregate percentage of convertible shares as percentage of outstanding shares (percent)			20.00%
Maximum equity issuance price for business combination (usd per share) | $ / shares		$ 9.20	$ 9.20
Total number of ordinary share outstanding percentage		20.00%
Stock price (in dollars per share) | $ / shares						$ 11.50
ION Acquisition Corp 2 LTD | Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares) | shares	50,000,000,000	50,000,000	50,000,000	50,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.1000	$ 0.0001	$ 0.0001	$ 0.1000	$ 0.0001
Number of votes for each share | vote		1	1
Ordinary shares, shares outstanding (in shares) | shares	6,325,000,000	6,325,000	6,325,000	6,325,000,000
Ordinary shares, shares issued (in shares) | shares	6,325,000,000	6,325,000	6,325,000	6,325,000,000
ION Acquisition Corp 2 LTD | Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00
Class of Stock [Line Items]
Redemption of warrants, reference price (in dollars per share) | $ / shares		$ 18.00	$ 18.00
Redemption price of warrants (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Number of consecutive trading days		30 days
Redemption of warrants, threshold trading days		20 days	20 days
Minimum threshold written notice period for redemption of warrants		30 days	30 days
Stock price (in dollars per share) | $ / shares		$ 18.00
ION Acquisition Corp 2 LTD | Redemption Of Warrant Price Per Share Equals Or Exceeds 10.00
Class of Stock [Line Items]
Redemption of warrants, reference price (in dollars per share) | $ / shares		10.00	$ 10.00
Redemption price of warrants (in dollars per share) | $ / shares		$ 0.10	$ 0.10
Number of consecutive trading days		30 days
Redemption of warrants, threshold trading days		20 days	20 days
Minimum threshold written notice period for redemption of warrants		30 days	30 days
Stock price (in dollars per share) | $ / shares		$ 10.00